Commitment and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Lease Costs

The Company’s lease costs were as follows (in millions):

	Three Months Ended March 31,
	2022	2021
Operating lease cost	$1.1	$0.3

The Company’s weighted-average remaining lease term and discount rate were as follows:

	Three Months Ended March 31,
	2022	2021
Weighted-average remaining lease term (in months)	43	27
Weighted-average discount rate	11.36%	11.39%

Remaining 2022	$3.4
2023	3.8
2024	2.8
2025	2.9
2026	2.5
Total future lease payments	15.4
Less: imputed interest	(3.0)
Present value of future lease payments	$12.4

The Company’s lease costs were as follows (in millions):

	Year Ended December 31,
	2021	2020
Operating lease cost	$2.1	$0.1

The Company’s weighted-average remaining lease term and discount rate were as follows:

	Year Ended December 31,
	2021	2020
Weighted-average remaining lease term (in months)	16	30
Weighted-average discount rate	11.06%	12.17%

Supplemental cash information and non-cash activities related to right-of-use assets and lease liabilities were as follows (in millions):

	Year Ended December 31,
	2021	2020
Operating cash outflows from operating leases	$1.9	$0.1
Operating lease assets obtained in exchange for new lease liabilities	3.7	2.3

Summary of Operating Lease Maturities

The minimum aggregate future obligations under the Company’s non-cancelable operating leases as of March 31, 2022 were as follows (in millions):

Remaining 2022	$3.4
2023	3.8
2024	2.8
2025	2.9
2026	2.5
Total future lease payments	15.4
Less: imputed interest	(3.0)
Present value of future lease payments	$12.4

Supplemental cash flow information and non-cash activities related to right-of-use assets and lease liabilities were as follows (in millions):

	Three Months Ended March 31,
	2022	2021
Operating cash outflows from operating leases	$0.9	$0.3
Operating lease assets obtained in exchange for new lease liabilities	9.1	0.8

The minimum aggregate future obligations under our non-cancelable operating leases as of December 31, 2021 were as follows (in millions):

2022	$3.4
2023	1.2
Total future lease payments	4.6
Less: imputed interest	(0.3)
Present value of future lease payments	$4.3